UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5689

                        Scudder Multi-Market Income Trust
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Multi-Market Income Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
                                                                                                     Amount ($) (b)Value ($)
                                                                                          ----------------------------------

Corporate Bonds 50.0%
Consumer Discretionary 12.9%
Adesa, Inc., 7.625%, 6/15/2012                                                                   125,000            132,813
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                                      350,000            353,500
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                         365,000            371,844
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                                 130,000            126,100
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                          324,000            317,520
Aztar Corp., 7.875%, 6/15/2014 (d)                                                               245,000            271,950
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                         355,000            343,463
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                     245,000            273,175
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                                170,000            192,312
9.375%, 2/15/2007                                                                                115,000            125,638
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011                                                             815,000            584,762
9.625%, 11/15/2009 (d)                                                                           595,000            492,363
10.25%, 9/15/2010 (d)                                                                          1,140,000          1,204,125
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (d)                                   330,000            311,850
CSC Holdings, Inc., 7.875%, 12/15/2007                                                           355,000            382,069
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                              1,361,000          1,646,810
DIMON, Inc.:
7.75%, 6/1/2013                                                                                  420,000            455,700
Series B, 9.625%, 10/15/2011                                                                     735,000            821,362
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                                  110,000            110,000
Series B, 9.0%, 5/1/2009                                                         EUR              85,000            102,986
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                                   1,085,000                109
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                      250,000            256,875
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                       160,000            158,000
Foot Locker, Inc., 8.5%, 1/15/2022                                                               160,000            178,800
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                                  400,000            387,000
General Motors Corp., 8.25%, 7/15/2023                                                            65,000             63,906
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (d)                                                260,000            200,200
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                                    150,000                  0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                                275,000            217,938
ITT Corp., 7.375%, 11/15/2015 (d)                                                                115,000            131,819
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                      680,000            761,600
Kellwood Co., 7.625%, 10/15/2017                                                                  85,000             91,639
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015 (d)                                                                       130,000            136,988
11.625%, 1/15/2008 (d)                                                                            75,000             79,781
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                                495,000            516,037
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                             565,000            632,800
9.75% , 6/1/2007                                                                                 175,000            193,812
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                                110,000            120,725
NCL Corp., 144A, 10.625%, 7/15/2014                                                              435,000            469,800
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                                430,000            322,500
Paxson Communications Corp.:
10.75%, 7/15/2008 (d)                                                                            140,000            147,000
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                             115,000            112,413
PEI Holding, Inc., 11.0%, 3/15/2010                                                              380,000            450,775
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                                      555,000            585,525
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                                   135,000            148,500
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                       290,000            313,925
PRIMEDIA, Inc.:
8.164%**, 5/15/2010 (d)                                                                          490,000            527,362
8.875%, 5/15/2011                                                                                415,000            448,200
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                                    200,000            197,500
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                    340,000            347,650
Rent-Way, Inc., 11.875%, 6/15/2010                                                               120,000            134,100
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                      35,000             41,300
Restaurant Co., 11.25%, 5/15/2008                                                                414,036            407,825
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                               190,000            190,950
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                                        400,000            450,000
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                            515,000            334,750
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                  725,000            768,500
8.75%, 12/15/2011                                                                                495,000            535,837
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                              495,000            533,362
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                            705,000            662,700
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                   260,000            291,200
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                             380,000            446,500
11.75%, 2/15/2013                                                                EUR             150,000            238,347
United Auto Group, Inc., 9.625%, 3/15/2012                                                       420,000            466,200
VICORP Restaurants, Inc., 10.5%, 4/15/2011 (d)                                                   195,000            201,825
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                              510,000            465,375
8.25%, 8/1/2010 (d)                                                                              235,000            235,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                300,000            325,500
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                    655,000            656,637
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                      745,000            743,137
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                            375,003            384,378
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                   460,000            455,400
                                                                                                               ------------
                                                                                                                 25,788,344

Consumer Staples 1.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                         157,000            163,280
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                     285,000            281,437
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                                         60,000             60,000
9.75%, 8/1/2011 (d)                                                                              415,000            369,350
GNC Corp., 144A, 8.625%, 1/15/2011                                                                25,000             24,250
National Beef Packing Co., 10.5%, 8/1/2011                                                        95,000             99,275
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014 (d)                                                           115,000             25,300
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                                  390,000            310,050
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (d)                                               347,000            315,770
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                  345,000            346,725
Rite Aid Corp., 11.25%, 7/1/2008                                                                 495,000            532,125
Standard Commercial Corp., 8.0%, 4/15/2012                                                       190,000            205,200
Swift & Co., 12.5%, 1/1/2010 (d)                                                                 330,000            376,200
Wornick Co., 10.875%, 7/15/2011                                                                  175,000            189,000
                                                                                                               ------------
                                                                                                                  3,297,962

Energy 4.4%
Avista Corp., 9.75%, 6/1/2008                                                                    500,000            572,036
Belden &  Blake Corp., 8.75%, 7/15/2012                                                          320,000            325,600
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                355,000            381,625
9.0%, 8/15/2012                                                                                  190,000            216,600
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                                    565,000            581,950
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                              80,000             74,500
7.125%, 5/15/2018                                                                                375,000            321,094
7.625%, 10/15/2026 (d)                                                                           125,000            106,250
144A, 9.875%, 7/15/2010                                                                          435,000            487,200
Edison Mission Energy, 7.73%, 6/15/2009                                                          705,000            757,875
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                460,000            493,350
Mission Resources Corp., 9.875%, 4/1/2011                                                        295,000            321,550
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                            475,000            477,969
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                            150,000            123,000
Pemex Project Funding Master Trust:
7.375%, 12/15/2014                                                                             1,100,000          1,221,000
144A, 9.5%, 9/15/2027                                                                            330,000            429,825
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                      295,000            326,712
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                          190,000            190,950
8.25%, 12/15/2011                                                                                490,000            529,200
Williams Companies, Inc.:
8.125%, 3/15/2012 (d)                                                                            450,000            523,125
8.75%, 3/15/2032                                                                                 230,000            290,950
                                                                                                               ------------
                                                                                                                  8,752,361

Financials 3.8%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                             290,000            208,800
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                      535,000            541,687
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                              197,000            214,730
AmeriCredit Corp., 9.25%, 5/1/2009 (d)                                                           765,000            824,287
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                            170,000            106,313
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                             520,000            538,850
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                   420,000            453,600
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                               315,000            384,653
FINOVA Group, Inc., 7.5%, 11/15/2009                                                           2,803,837          1,240,698
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                                                 80,000                  0
General Motors Acceptance Corp., 6.75%, 12/1/2014                                                120,000            115,435
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                                               420,000            446,775
PXRE Capital Trust I, 8.85%, 2/1/2027                                                            345,000            363,113
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                    145,000            126,150
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                 160,000            187,600
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                      200,000            176,790
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                              420,000            386,400
UAP Holdings Corp., 144A, Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                             215,000            172,000
UGS Corp., 144A, 10.0%, 6/1/2012                                                                 390,000            440,700
Universal City Development, 11.75%, 4/1/2010 (d)                                                 520,000            611,000
                                                                                                               ------------
                                                                                                                  7,539,581

Health Care 1.8%
AmeriPath, Inc., 10.5%, 4/1/2013 (d)                                                             160,000            166,400
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                             325,000            326,625
Curative Health Services, Inc., 10.75%, 5/1/2011 (d)                                             225,000            195,750
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                     205,000            201,925
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                            315,000            314,213
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (d)                                                         495,000            520,987
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                                  175,000            179,375
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                                   210,000            215,250
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                    280,000            254,800
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                                610,000            564,250
144A, 9.25%, 2/1/2015                                                                            530,000            543,250
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                                     160,000            166,400
                                                                                                               ------------
                                                                                                                  3,649,225

Industrials 8.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                               395,000            427,587
Allied Security Escrow Corp., 11.375%, 7/15/2011                                                 360,000            376,650
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011 (d)                                                                   920,000            869,400
Series B, 9.25%, 9/1/2012                                                                        395,000            436,475
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                        106,000            123,225
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                                    309,000            293,550
Bear Creek Corp.:
144A, 7.873%**, 3/1/2012                                                                         215,000            217,688
144A, 9.0%, 3/1/2013                                                                             135,000            138,375
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                  455,000            402,675
9.25%, 5/1/2021                                                                                  135,000            144,619
Cenveo Corp., 7.875%, 12/1/2013                                                                  440,000            409,200
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                         645,000            696,600
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                         220,000            248,600
Congoleum Corp., 8.625%, 8/1/2008 *                                                              175,000            178,500
Cornell Companies, Inc., 10.75%, 7/1/2012                                                        350,000            373,625
Corrections Corp. of America, 9.875%, 5/1/2009                                                   445,000            490,056
Dana Corp., 7.0%, 3/1/2029                                                                       365,000            355,620
Delta Air Lines, Inc., 8.3%, 12/15/2029 (d)                                                      245,000             91,263
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 (d)                                               480,000            393,600
Erico International Corp., 8.875%, 3/1/2012                                                      280,000            291,900
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                     120,000             98,400
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                                       595,000            581,612
GS Technologies Operating Co., Inc., 12.0%, 9/1/2004 *                                            68,786                172
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                                      145,000            147,356
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                     575,000            644,000
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                     130,000            145,600
Kansas City Southern:
7.5%, 6/15/2009                                                                                  580,000            607,550
9.5%, 10/1/2008                                                                                  580,000            645,250
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                      665,000            646,712
Laidlaw International, Inc., 10.75%, 6/15/2011                                                   370,000            424,113
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (d)                                                                       415,000            408,775
11.0%, 6/15/2012 (d)                                                                              75,000             65,625
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                           595,000            600,950
9.25%, 6/15/2008 (d)                                                                             550,000            611,875
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                               400,000            246,000
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                                305,000            306,906
Ship Finance International Ltd., 8.5%, 12/15/2013                                                495,000            499,950
SPX Corp.:
6.25%, 6/15/2011 (d)                                                                             115,000            124,919
7.5%, 1/1/2013                                                                                   540,000            602,100
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                                  170,000            171,275
10.375%, 7/1/2012                                                                                500,000            560,000
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                            235,000            273,188
Thermadyne Holdings Corp., 9.25%, 2/1/2014 (d)                                                   260,000            253,500
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                                  325,000            327,437
7.0%, 2/15/2014 (d)                                                                              540,000            519,750
Westlake Chemical Corp., 8.75%, 7/15/2011                                                        179,000            199,585
                                                                                                               ------------
                                                                                                                 16,671,808

Information Technology 1.0%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                       350,000            375,375
Itron, Inc., 144A, 7.75%, 5/15/2012                                                              225,000            228,375
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                                 930,000            884,663
7.25%, 7/15/2006 (d)                                                                             130,000            134,875
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                                         300,000            301,125
Spheris, Inc., 144A, 11.0%, 12/15/2012                                                            30,000             31,500
                                                                                                               ------------
                                                                                                                  1,955,913

Materials 6.9%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                            360,000            309,600
ARCO Chemical Co., 9.8%, 2/1/2020 (d)                                                          1,500,000          1,740,000
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                               905,000            656,125
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                                 320,000            350,400
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                           140,000            142,100
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                305,000            327,875
13.0%, 6/15/2009 (d)                                                                             710,000            724,200
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                                  210,000            210,000
GEO Specialty Chemicals, Inc., 11.06%, 12/31/2009                                                108,000            112,320
Georgia-Pacific Corp.:
8.0%, 1/15/2024 (d)                                                                              710,000            848,450
9.375%, 2/1/2013                                                                                 335,000            387,344
Hercules, Inc.:
6.75%, 10/15/2029                                                                                325,000            334,750
11.125%, 11/15/2007                                                                              305,000            358,375
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                               152,000            158,840
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                          395,000            465,113
Huntsman LLC, 11.625%, 10/15/2010                                                                513,000            619,448
IMC Global, Inc., 10.875%, 8/1/2013 (d)                                                          175,000            213,500
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                           155,000            101,525
International Steel Group, Inc., 6.5%, 4/15/2014                                                 290,000            310,300
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                  370,000            371,850
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                           569,000            628,745
144A, 13.0%, 9/30/2013                                                                           305,879            315,055
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                         595,000            636,650
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                                  40,000             44,000
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                                           592,381            343,581
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                                           75,000             70,500
11.125%, 9/1/2009                                                                                430,000            464,400
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                     365,000            297,475
Radnor Holdings Corp., 11.0%, 3/15/2010                                                          345,000            303,600
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                       EUR             360,000            507,679
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                  190,000            195,225
TriMas Corp., 9.875%, 6/15/2012                                                                  850,000            879,750
United States Steel Corp., 9.75%, 5/15/2010                                                      365,000            416,100
United States Steel LLC, 10.75%, 8/1/2008                                                         50,000             59,375
                                                                                                               ------------
                                                                                                                 13,904,250

Telecommunication Services 5.6%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                     155,000            160,813
American Cellular Corp., Series B, 10.0%, 8/1/2011                                               760,000            740,050
AT&T Corp.:
7.3%, 11/15/2011                                                                                 580,000            672,075
8.0%, 11/15/2031                                                                                 550,000            699,187
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                                             135,000            140,738
8.375%, 1/15/2014 (d)                                                                          1,180,000          1,219,825
144A, 8.375%, 1/15/2014                                                                          115,000            118,881
Crown Castle International Corp., 9.375%, 8/1/2011                                               220,000            244,200
Dobson Communications Corp., 8.875%, 10/1/2013                                                   295,000            247,800
GCI, Inc., 7.25%, 2/15/2014                                                                       65,000             65,813
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                         190,000            199,262
LCI International, Inc., 7.25%, 6/15/2007                                                        480,000            468,000
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                            215,000            193,500
MCI, Inc., 7.735%, 5/1/2014                                                                    1,205,000          1,354,119
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                                 410,000            425,887
7.375%, 8/1/2015                                                                                 280,000            306,600
Nextel Partners, Inc., 8.125%, 7/1/2011                                                          300,000            331,500
Northern Telecom Capital, 7.875%, 6/15/2026 (d)                                                  200,000            209,750
PanAmSat Corp., 9.0%, 8/15/2014                                                                  120,000            132,000
Qwest Corp., 7.25%, 9/15/2025 (d)                                                                950,000            973,750
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                          475,000            564,062
144A, 14.0%, 12/15/2014                                                                          480,000            602,400
Rural Cellular Corp., 9.875%, 2/1/2010                                                           190,000            200,450
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011                                                            120,000            105,000
Triton PCS, Inc., 8.5%, 6/1/2013                                                                 155,000            154,613
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                         90,000            101,700
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (d)                                                 360,000            408,600
Western Wireless Corp., 9.25%, 7/15/2013                                                          60,000             69,675
                                                                                                               ------------
                                                                                                                 11,110,250

Utilities 3.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                                685,000            779,187
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (d)                                      575,000            655,500
Aquila, Inc., 11.875%, 7/1/2012                                                                  110,000            155,650
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                             385,000            388,850
144A, 8.5%, 7/15/2010 (d)                                                                        485,000            398,912
CMS Energy Corp.:
7.5%, 1/15/2009 (d)                                                                              235,000            251,450
8.5%, 4/15/2011                                                                                  155,000            176,700
9.875%, 10/15/2007                                                                               350,000            391,125
Consumers Energy Co., 6.3%, 2/1/2012                                                             140,000            142,822
DPL, Inc., 6.875%, 9/1/2011                                                                      465,000            511,249
DPL Capital Trust II, 8.125%, 9/1/2031 (d)                                                        55,000             67,300
Midwest Generation LLC, 8.75%, 5/1/2034                                                          175,000            200,813
Mission Energy Holding Co., 13.5%, 7/15/2008                                                     160,000            200,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                      130,000            131,574
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                       1,180,000          1,303,900
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                                  475,000            533,781
10.0%, 10/1/2009                                                                                 625,000            729,688
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                                435,000            461,100
                                                                                                               ------------
                                                                                                                  7,479,601


Total Corporate Bonds (Cost $99,080,917)                                                                        100,149,295
                                                                                                               ------------
Foreign Bonds - US$ Denominated 59.5%
Consumer Discretionary 1.7%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                                   245,000            258,781
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                           481,000            554,353
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                  525,000            603,750
Shaw Communications, Inc.:
7.25%, 4/6/2011 (d)                                                                              180,000            196,200
8.25%, 4/11/2010                                                                                 735,000            826,875
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                             515,000            406,850
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                           190,000            199,500
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                            375,000            380,625
                                                                                                               ------------
                                                                                                                  3,426,934

Consumer Staples 0.2%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                             305,000            343,125
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                            115,000            119,600
                                                                                                               ------------
                                                                                                                    462,725

Energy 1.5%
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                              580,000            690,925
Luscar Coal Ltd., 9.75%, 10/15/2011                                                              405,000            452,588
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                   1,350,020          1,559,273
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                             310,000            308,450
                                                                                                               ------------
                                                                                                                  3,011,236

Financials 2.2%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                          3,500,000          3,342,500
Conproca SA de CV, 12.0%, 6/16/2010                                                              235,000            296,100
Eircom Funding, 8.25%, 8/15/2013 (d)                                                             295,000            329,662
Mizuho Financial Group, 8.375%, 12/29/2049                                                       175,000            194,285
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                   353,000            303,580
                                                                                                               ------------
                                                                                                                  4,466,127

Industrials 1.5%
CP Ships Ltd., 10.375%, 7/15/2012                                                                375,000            431,719
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007                                                                              1,100,000          1,174,250
11.75%, 6/15/2009                                                                                405,000            408,037
12.5%, 6/15/2012                                                                                  82,000             95,940
LeGrand SA, 8.5%, 2/15/2025                                                                      370,000            458,800
Stena AB:
7.0%, 12/1/2016                                                                                  250,000            246,250
9.625%, 12/1/2012                                                                                120,000            136,200
                                                                                                               ------------
                                                                                                                  2,951,196

Information Technology 0.3%
Flextronics International Ltd., 6.25%, 11/15/2014                                                515,000            520,150
                                                                                                               ------------
Materials 2.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                      300,000            318,750
Avecia Group PLC, 11.0%, 7/1/2009                                                                180,000            189,000
Cascades, Inc.:
7.25%, 2/15/2013                                                                                 510,000            543,150
144A, 7.25%, 2/15/2013                                                                            15,000             15,975
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                255,000            267,113
Citigroup Global (Severstal), 8.625%, 2/24/2009                                                  184,000            190,624
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                        265,000            314,687
ISPAT Inland ULC, 9.75%, 4/1/2014                                                                413,000            503,860
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                            630,000            652,050
Rhodia SA, 8.875%, 6/1/2011 (d)                                                                  750,000            778,125
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                                    1,320,000          1,320,000
                                                                                                               ------------
                                                                                                                  5,093,334

Sovereign Bonds 46.8%
Aries Vermogensverwaltung GmbH:
144A, Series C, 9.6%, 10/25/2014 (d)                                                             250,000            309,688
Series C, 9.6%, 10/25/2014                                                                     2,000,000          2,464,880
Dominican Republic:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .8125%, 3.5%**, 8/30/2024                                                             250,000            209,375
9.04%, 1/23/2013                                                                               1,790,000          1,628,900
144A, 9.04%, 1/23/2013                                                                           155,000            141,050
9.5%, 9/27/2006                                                                                1,090,000          1,040,950
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                               460,000            474,490
9.25%, 10/22/2010                                                                                660,000            733,260
11.0%, 1/11/2012                                                                               1,800,000          2,160,000
11.05%, 8/17/2040                                                                              3,800,000          4,402,300
14.5%, 10/15/2009                                                                              4,000,000          5,290,000
Republic of Argentina:
9.75%, 9/19/2027 *                                                                             3,080,000            997,304
Series BGL4, 11.0%, 10/9/2006 *                                                                  900,000            292,500
11.375%, 3/15/2010 *                                                                           6,760,000          2,163,200
Series BGL5, 11.375%, 1/30/2017 *                                                                 65,000             20,800
11.375%, 1/30/2017 *                                                                             130,000             41,600
11.75%, 4/7/2009 *                                                                               595,000            190,400
11.75%, 6/15/2015 *                                                                              490,000            147,000
Series 2018, 12.25%, 6/19/2018 *                                                               2,334,750            723,773
Series 2008, 15.25%, 12/19/2008 *                                                              5,000,000          1,531,250
Republic of Bulgaria, 8.25%, 1/15/2015                                                         5,790,000          7,272,240
Republic of Colombia:
10.75%, 1/15/2013                                                                              3,400,000          3,969,500
11.75%, 2/25/2020                                                                              1,100,000          1,386,000
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10.0% to 8/15/2030                                                          3,100,000          2,898,500
Republic of Philippines:
8.375%, 2/15/2011                                                                              1,500,000          1,550,625
9.375%, 1/18/2017                                                                              4,030,000          4,322,175
9.5%, 2/2/2030                                                                                 1,300,000          1,306,500
9.875%, 1/15/2019                                                                              1,050,000          1,119,562
Republic of Turkey:
7.25%, 3/15/2015 (d)                                                                             250,000            261,250
7.375%, 2/5/2025                                                                               2,860,000          2,860,000
10.5%, 1/13/2008                                                                               1,800,000          2,052,000
11.5%, 1/23/2012                                                                               4,300,000          5,557,750
11.75%, 6/15/2010                                                                              2,000,000          2,525,000
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                                         912                848
Republic of Venezuela:
Floating Rate Note Debt Conversion Bond,
LIBOR plus .100, Series REGS, 3.693%**, 4/20/2011                                              3,100,000          2,830,300
5.375%, 8/7/2010                                                                               1,000,000            921,200
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                            2,300,000          2,277,000
9.25%, 9/15/2027                                                                               3,800,000          3,914,000
Russian Federation, Step-up Coupon,
5.0% to 3/31/2007, 7.5% to 3/31/2030                                                           8,200,000          8,655,920
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                      1,900,000          1,773,650
Series VII, 3.0%, 5/14/2011                                                                    2,980,000          2,555,052
United Mexican States:
Series A, 6.625%, 3/3/2015                                                                     5,600,000          6,000,400
Series A, 8.0%, 9/24/2022                                                                        750,000            883,125
8.125%, 12/30/2019                                                                               700,000            837,550
Series A, 9.875%, 2/1/2010                                                                       800,000            971,600
                                                                                                               ------------
                                                                                                                 93,664,467

Telecommunication Services 2.5%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                           75,000             68,625
Axtel SA:
11.0%, 12/15/2013                                                                                360,000            390,150
144A, 11.0%, 12/15/2013                                                                           50,000             54,187
EMBRATEL, Series B, 11.0%, 12/15/2008                                                            300,000            345,000
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                             200,000                 20
11.5%, 12/15/2007 *                                                                              550,000                 55
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                             365,000            353,137
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 * (d)                                         70,000             50,400
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                           95,000             99,513
INTELSAT, 6.5%, 11/1/2013 (d)                                                                    125,000            105,938
Intelsat Bermuda Ltd.:
144A, 7.805%**, 1/15/2012 (d)                                                                    140,000            143,850
144A, 8.25%, 1/15/2013                                                                           175,000            183,312
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                       715,000            757,900
Mobifon Holdings BV, 12.5% , 7/31/2010                                                           605,000            721,462
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                           250,000            263,125
Nortel Networks Corp., 6.875%, 9/1/2023                                                          185,000            181,300
Nortel Networks Ltd., 6.125%, 2/15/2006                                                        1,235,000          1,253,525
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                           110,000            112,888
                                                                                                               ------------
                                                                                                                  5,084,387

Utilities 0.3%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                                740,000            555,000
                                                                                                               ------------

Total Foreign Bonds - US$ Denominated (Cost $114,887,430)                                                       119,235,556
                                                                                                               ------------
Foreign Bonds - Non US$ Denominated 7.6%
Consumer Discretionary 0.1%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                             EUR             130,000            173,215
                                                                                                               ------------
Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                     EUR             195,000            279,512
                                                                                                               ------------
Sovereign Bonds 7.4%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009                      EUR           1,750,000          2,625,669
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                                     MXN          52,200,000          3,820,567
Series MI-10, 8.0%, 12/19/2013                                                   MXN           4,872,500            388,445
Series M-20, 10.0%, 12/5/2024                                                    MXN          17,600,000          1,519,157
Republic of Argentina:
7.5%, 5/23/2049 *                                                                EUR           1,669,606            679,824
7.625%, 8/11/2007 *                                                              EUR           2,582,285            829,530
8.0%, 2/26/2008 *                                                                EUR           1,710,000            724,575
8.5%, 7/30/2010 *                                                                EUR             700,000            255,696
8.75%, 2/4/2003 *                                                                EUR              17,715              6,406
Series REGS, 9.0%, 5/24/2005 *                                                   EUR             470,000            180,482
11.75%, 11/13/2026 *                                                             EUR             577,760            196,692
Republic of Colombia, 12.0%, 10/22/2015                                          COP       1,655,000,000            711,460
Republic of Romania, 8.5%, 5/8/2012                                              EUR           1,680,000          2,844,562
                                                                                                               ------------
                                                                                                                 14,783,065


Total Foreign Bonds - Non US$ Denominated (Cost $13,669,188)                                                     15,235,792
                                                                                                               ------------
Convertible Bond 0.3%
Consumer Discretionary
DIMON, Inc., 6.25%, 3/31/2007                                                                    475,000            472,625
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                                190,000            188,100
144A, Series EURO, 7.5%, 9/25/2006                                                                35,000             34,650
                                                                                                               ------------
Total Convertible Bond (Cost $660,933)                                                                              695,375

US Government Backed 4.4%
US Treasury Bond, 7.5%, 11/15/2016                                                             1,800,000          2,283,469
US Treasury Note:
3.625%, 1/15/2010                                                                              5,400,000          5,309,296
12.0%, 8/15/2013                                                                               1,000,000          1,261,797
                                                                                                               ------------
Total US Government Backed (Cost $9,007,092)                                                                      8,854,562

                                                                                                   Units           Value ($)
Other Investments 0.3%
Hercules, Inc., (Bond Unit)                                                                      680,000            557,600
SpinCycle, Inc., "F" (Common Stock Unit)*                                                             24                 26
SpinCycle, Inc., (Common Stock Unit)*                                                              3,456              3,802
                                                                                                               ------------
Total Other Investments (Cost $530,827)                                                                             561,428

                                                                                                  Shares           Value ($)
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                                   1,474              2,359
GEO Specialty Chemicals, Inc.*                                                                     7,125             92,625
GEO Specialty Chemicals, Inc., 144A*                                                                 649              9,735
IMPSAT Fiber Networks, Inc.*                                                                       8,203             52,089
                                                                                                               ------------
Total Common Stocks (Cost $578,571)                                                                                 156,808


Warrants 0.0%
Dayton Superior Corp., 144A*                                                                          25                  0
DeCrane Aircraft Holdings, Inc., 144A*                                                               350                  4
Destia Communications, Inc., 144A*                                                                   370                  0
TravelCenters of America, Inc.*                                                                       85                425
                                                                                                               ------------
Total Warrants (Cost $429)                                                                                              429

Preferred Stocks 0.4%
Paxson Communications Corp., 14.25% (PIK)                                                             61            494,100
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                              273            319,410
                                                                                                               ------------
Total Preferred Stocks (Cost $870,886)                                                                              813,510

                                                                                               Principal
                                                                                              Amount ($)(b)      Value ($)
                                                                                              -------------      ---------

Loan Participation 0.8%
Republic of Algeria, Floating Rate Debt Conversion Bond,
LIBOR plus .8125, 2.183%**, 3/4/2010
(Cost $1,519,403)                                                                              1,551,000          1,535,490
                                                                                                               ------------



                                                                                                Shares           Value ($)
                                                                                                ------           ---------

Securities Lending Collateral 12.5%
Daily Assets Fund Institutional, 2.57% (c)(e)
(Cost $24,940,833)                                                                            24,940,833         24,940,833
                                                                                                               ------------
Cash Equivalents 4.4%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $8,861,851)                                                                              8,861,851          8,861,851
                                                                                                               ------------

                                                                                                    % of
                                                                                              Net Assets           Value ($)

Total Investment Portfolio  (Cost $274,608,360)                                                    140.3        281,040,929
Other Assets and Liabilities, Net                                                                  -10.3        -20,720,547
Notes Payable                                                                                        -30        -60,000,000
                                                                                                               ------------
Net Assets                                                                                         100.0        200,320,382
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                   Maturity       Principal       Acquisition
Security                              Coupon         Date          Amount            Cost ($)      Value ($)
-------------------------------------------------------------------------------------------------------------
Congoleum Corp.                        8.625 %      8/1/2008      175,000   USD       174,313       178,500
-------------------------------------------------------------------------------------------------------------
Dyersburg Corp.                         9.75 %      9/1/2007     1,085,000  USD      1,105,200           109
-------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:
-------------------------------------------------------------------------------------------------------------
                                      10.875 %     6/15/2008       200,000  USD        198,532            20
-------------------------------------------------------------------------------------------------------------
                                        11.5 %    12/15/2007       550,000  USD        554,313            55
-------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                     12.5 %     7/15/2004        80,000  USD              0             0
-------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                 10.0 %     7/15/2004       70,000   USD        42,994        50,400
-------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.     12.0 %      9/1/2004       68,786   USD        68,786           172
-------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.         11.0 %     3/15/2008      150,000   USD       146,655              0
-------------------------------------------------------------------------------------------------------------
Intermet Corp.                          9.75 %     6/15/2009      155,000   USD        63,550       101,525
-------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                 12.0 %    10/15/2010      592,381   USD       398,962       343,581
-------------------------------------------------------------------------------------------------------------
Republic of Argentina:
-------------------------------------------------------------------------------------------------------------
                                         7.5 %     5/23/2049    1,669,606   EUR       499,001       679,824
-------------------------------------------------------------------------------------------------------------
                                       7.625 %     8/11/2007     2,582,285  EUR      1,052,873           429
-------------------------------------------------------------------------------------------------------------
                                         8.0 %     2/26/2008     1,710,000  EUR        528,319       724,575
-------------------------------------------------------------------------------------------------------------
                                         8.5 %     7/30/2010       700,000  EUR        286,778       255,696
-------------------------------------------------------------------------------------------------------------
                                        8.75 %      2/4/2003        17,715  EUR          7,558         6,406
-------------------------------------------------------------------------------------------------------------
                                         9.0 %     5/24/2005       470,000  EUR        104,346       180,482
-------------------------------------------------------------------------------------------------------------
                                        9.75 %     9/19/2027     3,080,000  USD        864,270       997,304
-------------------------------------------------------------------------------------------------------------
                                        11.0 %     10/9/2006       900,000  USD        198,000       292,500
-------------------------------------------------------------------------------------------------------------
                                      11.375 %     3/15/2010     6,760,000  USD      1,908,875     2,163,200
-------------------------------------------------------------------------------------------------------------
                                      11.375 %     1/30/2017       130,000  USD         42,965        41,600
-------------------------------------------------------------------------------------------------------------
                                      11.375 %     1/30/2017        65,000  USD         20,231        20,800
-------------------------------------------------------------------------------------------------------------
                                       11.75 %      4/7/2009       595,000  USD        183,638       190,400
-------------------------------------------------------------------------------------------------------------
                                       11.75 %     6/15/2015       490,000  USD        151,490       147,000
-------------------------------------------------------------------------------------------------------------
                                       11.75 %    11/13/2026       577,760  EUR        145,423       196,692
-------------------------------------------------------------------------------------------------------------
                                       12.25 %     6/19/2018     2,334,750  USD        750,540       723,773
-------------------------------------------------------------------------------------------------------------
                                       15.25 %    12/19/2008     5,000,000  USD      1,602,500     1,531,250
-------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding              12.625 %     3/15/2010       260,000  USD        266,396       291,200
-------------------------------------------------------------------------------------------------------------
                                                                                   $11,366,508    $9,117,493
-------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $24,450,124, which is 12.3% of total net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR:  Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

As of February 28, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                  Unrealized
                                                                                                 Appreciation
        Contracts to Deliver                                 In Exchange For           Date          (US $)
-------------------------------------------------------------------------------------------------------------
USD                                           80,331 EUR                      65,204 3/9/2005          6,022
-------------------------------------------------------------------------------------------------------------
USD                                           61,599 EUR                      49,910 3/9/2005          4,500
-------------------------------------------------------------------------------------------------------------
USD                                          620,811 EUR                     471,093 3/9/2005          3,084
-------------------------------------------------------------------------------------------------------------
USD                                           71,455 EUR                      55,366 3/9/2005          1,870
-------------------------------------------------------------------------------------------------------------
USD                                           81,934 EUR                      62,438 3/9/2005            755
-------------------------------------------------------------------------------------------------------------
USD                                           74,687 EUR                      56,248 3/9/2005            195
-------------------------------------------------------------------------------------------------------------
USD                                       15,309,844 EUR                  11,875,000 4/28/2005       431,189
-------------------------------------------------------------------------------------------------------------
USD                                          910,000 MXN                  10,289,370 4/28/2005         6,731
-------------------------------------------------------------------------------------------------------------
USD                                          194,525 MXN                   2,192,000 4/28/2005           772
-------------------------------------------------------------------------------------------------------------
USD                                          255,462 EUR                     195,429 5/27/2005         3,790
-------------------------------------------------------------------------------------------------------------
USD                                           55,326 EUR                      41,550 5/27/2005           206
-------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                        459,114
-------------------------------------------------------------------------------------------------------------

                                                                                                  Unrealized
                                                                                                 Depreciation
        Contracts to Deliver                                 In Exchange For           Date          (US $)
-------------------------------------------------------------------------------------------------------------
EUR                                        1,544,566 USD                   1,895,553 3/9/2005       (150,002)
-------------------------------------------------------------------------------------------------------------
EUR                                          566,614 USD                     731,978 3/9/2005        (18,421)
-------------------------------------------------------------------------------------------------------------
MXN                                        4,020,044 USD                     343,183 3/9/2005        (18,298)
-------------------------------------------------------------------------------------------------------------
EUR                                          185,963 USD                     229,013 3/9/2005        (17,268)
-------------------------------------------------------------------------------------------------------------
EUR                                          156,002 USD                     189,386 3/9/2005        (17,216)
-------------------------------------------------------------------------------------------------------------
EUR                                          155,000 USD                     192,126 3/9/2005        (13,150)
-------------------------------------------------------------------------------------------------------------
EUR                                          134,625 USD                     165,589 3/9/2005        (12,703)
-------------------------------------------------------------------------------------------------------------
USD                                        1,189,394 EUR                     894,355 3/9/2005         (4,949)
-------------------------------------------------------------------------------------------------------------
EUR                                           53,314 USD                      65,683 3/9/2005         (4,924)
-------------------------------------------------------------------------------------------------------------
EUR                                           78,395 USD                      99,865 3/9/2005         (3,958)
-------------------------------------------------------------------------------------------------------------
USD                                           47,597 EUR                      38,823 3/9/2005         (3,819)
-------------------------------------------------------------------------------------------------------------
EUR                                           56,157 USD                      71,383 3/9/2005         (2,988)
-------------------------------------------------------------------------------------------------------------
EUR                                           53,626 USD                      68,448 3/9/2005         (2,572)
-------------------------------------------------------------------------------------------------------------
EUR                                           96,204 USD                     125,413 3/9/2005         (1,996)
-------------------------------------------------------------------------------------------------------------
EUR                                           59,951 USD                      77,788 3/9/2005         (1,609)
-------------------------------------------------------------------------------------------------------------
EUR                                           54,751 USD                      70,906 3/9/2005         (1,603)
-------------------------------------------------------------------------------------------------------------
EUR                                           29,760 USD                      38,281 3/9/2005         (1,132)
-------------------------------------------------------------------------------------------------------------
MXN                                          197,052 USD                      16,709 3/9/2005         (1,010)
-------------------------------------------------------------------------------------------------------------
MXN                                          302,105 USD                      26,621 3/9/2005           (545)
-------------------------------------------------------------------------------------------------------------
EUR                                           65,903 USD                      87,440 3/9/2005           (161)
-------------------------------------------------------------------------------------------------------------
EUR                                       16,920,000 USD                  22,024,933 4/28/2005      (403,553)
-------------------------------------------------------------------------------------------------------------
MXN                                       60,668,000 USD                   5,319,888 4/28/2005       (85,327)
-------------------------------------------------------------------------------------------------------------
EUR                                        1,030,000 USD                   1,347,219 4/28/2005       (18,108)
-------------------------------------------------------------------------------------------------------------
MXN                                          800,000 USD                      70,928 4/28/2005          (348)
-------------------------------------------------------------------------------------------------------------
EUR                                          195,429 USD                     256,351 5/27/2005        (2,901)
-------------------------------------------------------------------------------------------------------------
MXN                                          126,194 USD                      10,996 5/27/2005          (188)
-------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                       (788,749)
-------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
COP               Colombian Peso          MXN             Mexican Peso
--------------------------------------------------------------------------------
EUR               Euro                    USD             United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Multi-Market Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Multi-Market Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005